Reinsurance (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) years reinsurers	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Reinsurance Disclosures [Abstract]
Reinsurance recoveries		$ 634.0	$ 189.0	$ 110.0
Total reinsurance recoverables		1,200.0	1,200.0	793.0
Carrying value of reinsurance recoverables associated with number of reinsurers		$ 681.0
Number of reinsurers with reinsurance recoverables | reinsurers		2
Reinsurance Recoverable related to Health Care Reform		$ 394.0	338.0
Three Years Reinsurance Agreement With Unrelated Insurer | years		3
Five Years Reinsurance Agreement With Unrelated Insurer | years		5
Collateralized Excess Of Loss On Reinsurance Coverage	$ 200.0	$ 550.0	$ 500.0	690.0
Establishment of allowance on reinsurance recoverable, net of tax				27.4
Establishment of allowance on reinsurance recoverable pretax				42.2
Reversal of allowance on reinsurance recoverable net of tax				27.4
Reversal of allowance reinsurance recoverable				42.2
Gain on sale of reinsurance recoverable, net of tax				4.7
Gain on sale of reinsurance recoverable				$ 7.2